SUBSEQUENT EVENTS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($) item entity
Blue Camo
SUBSEQUENT EVENTS
Net loss on sale to be recognized	$ 175,000
Termination of proposed business acquisition [Member] | Dispensary 33
SUBSEQUENT EVENTS
Number of retail dispensaries proposed to be acquired | item	2
Upfront consideration proposed	$ 55,000
Amount of cash included in total consideration	12,000
Amount of seller notes included in total consideration	3,000
Amount of stock included in total consideration	40,000
Agreement for sale of business | Blue Camo
SUBSEQUENT EVENTS
Amount of cash included in total consideration	$ 20,000
Number of retail dispensaries proposed to be sold | item	3
Elimination of long term lease liabilities	$ 15,000
Reduction of long-term debt	$ 22,500
Option agreement granting future ability to acquire business.
SUBSEQUENT EVENTS
Number of entities acquired | entity	2
Option agreement granting future ability to acquire business. | Daily Releaf
SUBSEQUENT EVENTS
Percentage of equity interest acquired	100.00%
Option agreement granting future ability to acquire business. | Heaven Wellness
SUBSEQUENT EVENTS
Percentage of equity interest acquired	100.00%